CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Real estate sales taxes	$ 21,745,253	$ 30,105,069	$ 67,023,202